Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
Note 9 – Stock-Based Compensation
The Company’s 2022 Stock Incentive Plan (the “2022 Plan”), adopted by the Board of Directors on December 11, 2022, provides for the grant of incentive stock options (“ISOs”), non-statutory
stock options (“NSOs”), stock appreciation rights, restricted stock awards, restricted stock units, and other stock awards to employees, consultants, and members of the Board of Directors of the Company and its affiliates. As of June 30, 2026, 2,588,804 shares of the Company’s common stock are authorized for issuance under the 2022 Plan, and 642,117 shares remained available for future grant. During the six months ended June 30, 2026, the Company’s Board of Directors and stockholders approved an amendment to the 2022 Plan, effective May 1, 2026, to increase the number of shares of common stock reserved for issuance under the 2022 Plan by 1,000,000 shares, from
1,588,804
shares to
 2,588,804
shares. The Company issues new shares of common stock upon the exercise of stock options. The Company recognizes forfeitures as they occur.
Stock Options
Stock options generally vest monthly over a four-year period of continuous service, subject to a one-year
cliff. Certain awards vest monthly over a
one-year
period of continuous service without a cliff and have a maximum contractual term of ten years. The exercise price of each stock option equals the fair market value of the Company’s common stock on the date of grant.

Fair Value Assumptions

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Six Months Ended June 30,
	2026	2025
Dividend yield	0.00%	0.00%

Expected volatility	28.8%	36.2%

Risk-free interest rate	4.1%	4.1%

Expected term (years)	5.9	5.7
The weighted-average grant-date fair value of stock options granted during the three months ended June 30, 2026 and 2025 was $2.24 and
$
0.55
per share,
respectively, and during the six months ended June 30, 2026 and 2025 was $1.64 and $
0.54
 per share, respectively.
Stock Option Activity

A summary of stock option activity is as follows:

	Common stock options	Weighted-average exercise price	Weighted-average remaining contractual term (years)	Aggregate Intrinsic Value
Outstanding - December 31, 2025	1,137,387	$1.05	9.4
Granted	791,500	$4.58
Exercised	(10,000)	$1.31
Forfeited or expired	-	$-

Outstanding - June 30, 2026	1,918,887	$2.51	9.3	$11,481,126

Exercisable - June 30, 2026	728,731	$1.58	7.8	$5,032,162

During the three and six months ended June 30, 2026 and 2025, 10,000 and 4,300 stock options were exercised, with an aggregate intrinsic value of approximately $100 and $43, respectively. The total fair value of options vested during the three months ended June 30, 2026 and 2025 was
$230 thousand and $55
thousand, respectively, and during the six months ended June 30, 2026 and 2025 was $271 thousand and $71 thousand, respectively
. No income
 tax benefit was realized from stock option exercises during the three and six months ended June 30, 2026 and
2025.
As of June 30, 2026, total unrecognized stock-based compensation expense related to unvested stock option awards was
 $
1.3
 million, which is expected to be recognized over a weighted-average period of approximately
2.8
y
ears.
Restricted Stock Awards
A summary of restricted stock award activity for the six months ended June 30, 2026, is as follows:

	Number of Shares	Weighted-Average Grant-Date Fair Value
Nonvested - December 31, 2025	171,875	$0.0001
Vested	(93,750)	$0.0001

Nonvested - June 30, 2026	78,125	$0.0001

Stock-Based Compensation Expense
Total

stock-based compensation expense of $251 thousand and $35
thousand was recognized for the three months ended June 30, 2026 and 2025, respectively, and $291 thousand and $56 thousand was recognized for the six months ended June 30, 2026 and 2025, respectively
. No
income tax benefit was recognized related to stock-based compensation expense for either period as the Company maintains a full valuation allowance against its deferred tax assets
.
Stock based compensation expense is included in the unaudited condensed consolidated statements of operations and comprehensive loss as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Research and development	$23,855	$23,679	$47,481	$38,114
General and administrative	227,419	10,891	243,434	17,420

Total stock-based compensation	$251,274	$34,570	$290,915	$55,534

Note 9 – Stock-based compensation
On December 11, 2022, the Board of Directors adopted the 2022 Plan. The 2022 Plan provides for the grant of incentive stock options (“ISOs”), non-statutory
stock options (“NSOs”), stock appreciation rights, restricted stock awards, restricted stock units and other stock awards to employees, consultants and members of the Board of Directors of the Company and its affiliates. As of December 31, 2025, 1,588,804 shares of the Company’s common stock are authorized for issuance under the 2022 Plan, and 529,117 shares remained available for future grant. The Company issues new shares of common stock upon the exercise of stock options. The Company recognizes forfeitures as they occur.
Stock Options
Stock options generally vest monthly over a four-year period of continuous service, subject to a one-year
cliff. Certain awards vest monthly over a
one-year
period of continuous service without a cliff and have a maximum contractual term of ten years. The exercise price of each stock option equals the fair market value of the Company’s common stock on the date of grant.
Fair Value Assumptions
The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2025	2024
Dividend yield	0.00%	0.00%
Expected volatility	34.9%	39.7%
Risk-free interest rate	4.1%	4.2%
Expected term (years)	5.7	6.9
The weighted-average grant-date fair value of stock options granted during the years ended December 31, 2025 and 2024 were $0.53 and $0.63 per share, respectively.

Stock Option Activity
A summary of stock option activity is as follows:

	Common stock options	Weighted-average exercise price	Weighted-average remaining contractual term (years)	Aggregate Intrinsic Value
Outstanding - December 31, 2023	635,000	$0.46	9.4
Granted	542,500	$1.31
Exercised	(10,000)	$0.00
Forfeited / expired	(90,000)	$1.02

Outstanding - December 31, 2024	1,077,500	$0.85	10.0
Granted	263,000	$1.32
Exercised	(7,800)	$1.31
Forfeited	(195,313)	$0.28

Outstanding - December 31, 2025	1,137,387	$1.05	9.4	$304,006

Exercisable - December 31, 2025	520,847	$0.84	7.94	$251,094

The total intrinsic value of options exercised during the years ended December 31, 2025 and 2024 was $78 and $13,199, respectively. The total fair value of options vested during the years ended December 31, 2025 and 2024 was $0.1 million and $0.1 million, respectively. Cash received from the exercise of stock options during the years ended December 31, 2025 and 2024 was $10,218 and $1, respectively. No income tax benefit was realized from stock option exercises during the years ended December 31, 2025 and 2024.
As of December 31, 2025, total unrecognized stock-based compensation expense related to unvested stock option awards was $0.3 million, which is expected to be recognized over a weighted-average period of approximately 1.8 years.
Restricted Stock Awards
On November 4, 2022, the Company entered into a Founder’s Stock Purchase Agreement with a founder of the Company, pursuant to which the founder purchased 750,000 shares of the Company’s common stock at a purchase price of $0.0001 per share, which was determined by the Board of Directors to be the fair market value on the date of purchase. The shares are subject to a repurchase right in favor of the Company for unvested shares and vest over a four-year
(48-month)
period, with 25% of the shares vesting on the
12-month
anniversary of the vesting start date and the remainder vesting ratably on a monthly basis thereafter, subject to the founder’s continued service as a Service Provider.
In 2024, the Company cancelled 300,000 unvested shares subject to the Founder’s Stock Purchase Agreement in exchange for cash consideration at the original purchase price of $0.0001 per share, and concurrently the agreement was amended to reflect
450,000
shares with a new vesting start date of December 16, 2023, under the same four-year vesting terms. The founder continues to serve the Company as a consultant. The cancellation and concurrent amendment affected a single
grantee. The Company accounted for this transaction as a modification under ASC 718. No incremental compensation cost was recognized because the fair value of the modified award on the modification date did not exceed the fair value of the original award immediately before the modification.

A summary of restricted stock award activity for the year ended December 31, 2025 is as follows:

	Number of Shares	Weighted-Average Grant-Date Fair Value
Nonvested - January 1, 2025	359,375	$0.0001
Vested	(187,500)	$0.0001

Nonvested - December 31, 2025	171,875	$0.0001

Stock-Based Compensation Expense

Total stock-based compensation expense of $0.1 million was recognized for both of the years ended December 31, 2025 and 2024. No income tax benefit was recognized related to stock-based compensation expense for either period as the Company maintains a full valuation allowance against its deferred tax assets.

Stock based compensation expense is included in the consolidated statements of operations
and comprehensive
loss
as follows:

	Years Ended December 31,
	2025	2024
Research and development	81,015	$68,281
General and administrative	43,832	27,732

Total stock-based compensation	$124,847	$96,013